HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6%
	AEROSPACE & DEFENSE - 9.4%
14,000	Boeing Company (The)(a)	$ 3,030,580
6,000	General Electric Company	2,242,380
8,000	RTX Corporation	1,517,840
		6,790,800
	BANKING - 6.8%
20,000	Citigroup, Inc.	2,799,200
6,500	JPMorgan Chase & Company	2,127,645
		4,926,845
	BIOTECH & PHARMACEUTICALS - 8.1%
9,000	AbbVie, Inc.	2,264,760
3,000	Eli Lilly & Company	3,598,290
		5,863,050
	E-COMMERCE DISCRETIONARY - 3.0%
9,000	Amazon.com, Inc.(a)	2,145,060

	ELECTRIC UTILITIES - 2.0%
9,000	Vistra Corporation	1,427,670

	HOUSEHOLD PRODUCTS - 4.2%
17,000	Kimberly-Clark Corporation	1,866,090
8,000	Procter & Gamble Company (The)	1,173,120
		3,039,210
	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
2,750	Goldman Sachs Group, Inc. (The)	2,781,268

	INTERNET MEDIA & SERVICES - 3.4%
7,000	Alphabet, Inc., Class A	2,501,590

	LEISURE FACILITIES & SERVICES - 2.6%
6,000	Royal Caribbean Cruises Ltd.	1,905,180

	MEDICAL EQUIPMENT & DEVICES - 2.1%
17,000	Abbott Laboratories	1,542,580

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - CONSUMER STAPLES - 7.1%
2,250	Costco Wholesale Corporation	$ 2,104,807
27,000	Walmart, Inc.	3,058,020
		5,162,827
	RETAIL - DISCRETIONARY - 2.4%
5,000	Home Depot, Inc. (The)	1,763,400

	SEMICONDUCTORS - 15.7%
10,000	Broadcom, Inc.	3,777,500
22,500	NVIDIA Corporation	4,502,025
6,500	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,104,205
		11,383,730
	SOFTWARE - 3.6%
7,000	Microsoft Corporation	2,611,140

	SPECIALTY FINANCE - 3.3%
7,000	American Express Company	2,367,750

	TECHNOLOGY HARDWARE - 4.8%
12,000	Apple, Inc.	3,472,320

	TECHNOLOGY SERVICES - 3.5%
9,000	International Business Machines Corporation	2,530,890

	TOBACCO & CANNABIS - 3.2%
13,000	Philip Morris International, Inc.	2,351,830

	TRANSPORTATION & LOGISTICS - 6.2%
40,000	Southwest Airlines Company	2,056,800
9,000	Union Pacific Corporation	2,448,000
		4,504,800
	TRANSPORTATION EQUIPMENT - 3.4%
3,500	Cummins, Inc.	2,496,235
	TOTAL COMMON STOCKS (Cost $45,570,347)	71,568,175

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.4%
MONEY MARKET FUND - 1.4%
1,065,562	First American Treasury Obligations Fund, Class X, 3.58% (Cost $1,065,562)(b)	$ 1,065,562

	TOTAL INVESTMENTS - 100.0% (Cost $46,635,909)	$ 72,633,737
	LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%(c)	(26,578)
	NET ASSETS - 100.0%	$ 72,607,159

ADR	- American Depositary Receipt
Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(c)	Amount represents less than 0.05%.